CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 49,252			$ 32,196			$ 134,255	$ 88,435	$ 124,875	$ 92,109
Cost of revenue	11,362			7,731			30,373	21,397	29,930	22,540
Gross profit	37,890			24,465			103,882	67,038	94,945	69,569
Operating expenses
Sales and marketing	20,674			14,085			55,428	39,668	54,518	41,719
Research and development	6,174			4,204			17,497	12,441	17,528	14,224
General and administrative	11,372			6,931			29,796	19,426	29,044	21,848
Total operating expenses	38,220			25,220			102,721	71,535	101,090	77,791
Loss from operations	(330)			(755)			1,161	(4,497)	(6,145)	(8,222)
Other expense, net	(184)			(105)			(256)	(194)	(290)	(1,480)
Loss before income taxes	(514)			(860)			905	(4,691)	(6,435)	(9,702)
Provision for income taxes	101			176			328	384	577	464
Net loss and comprehensive loss	$ (615)	$ (279)	$ 1,471	$ (1,036)	$ (2,108)	$ (1,931)	$ 577	$ (5,075)	$ (7,012)	$ (10,166)
Net loss per share attributable to common stockholders—basic and diluted:
Basic (usd per share)	$ (0.00)			$ (0.01)			$ 0.00	$ (0.05)	$ (0.07)	$ (0.11)
Diluted (usd per share)	$ (0.00)			$ (0.01)			$ 0.00	$ (0.05)	$ (0.07)	$ (0.11)
Weighted-average number of shares of common stock used in computing net loss per share attributable to common stockholders—basic and diluted:
Basic (shares)	135,673			94,834			122,595	94,722	94,803	94,530
Diluted (shares)	135,673			94,834			138,639	94,722	94,803	94,530